Share based compensation - Activities of options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2021 $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2022 CNY (¥)
Weighted remaining contractual years
Oustanding				7 years 6 months 18 days
PSU
Number of options
Outstanding at the beginning (in shares) | shares
Granted (in shares) | shares				2,000,000
Vested (in shares) | shares				0
Forfeited (in shares) | shares				0
Outstanding at the end (in shares) | shares	2,000,000			2,000,000
Vested and expected to vest (in shares) | shares					2,000,000
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)
Granted (in USD per share)				1.69
Vested (in USD per Share)				0
Forfeited (in USD per share)				0
Outstanding at the end (in USD per share)	$ 1.69			1.69
Vested and expected to vest (in USD per share)	$ 1.69			$ 1.69
2021 Option Plan
Number of options
Outstanding at the beginning (in shares) | shares				11,260,718
Granted (in shares) | shares	246,724	93,904		5,821,580
Forfeited (in shares) | shares				(950,819)
Exercised (in shares) | shares				(196,423)
Outstanding at the end (in shares) | shares	15,935,056	11,260,718		15,935,056
Exercisable (in shares) | shares					11,638,041,000
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)				$ 9.62
Granted (in dollars per share)			$ 9.70	0.50
Forfeited (in USD per share)				5.40
Exercised (in USD per share)				0.50
Outstanding at the end (in USD per share)	$ 6.65	$ 9.62		6.65
Exercisable (in USD per share)	8.26			8.26
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)				3.11
Granted (in USD per share)				1.24
Forfeited (in USD per share)				1.35
Exercised ( in USD per share)				1.19
Outstanding at the end (in USD per share)	2.57	$ 3.11		2.57
Exercisable (in USD per share)	$ 2.70			$ 2.70
Weighted remaining contractual years
Exercisable				7 years 1 month 17 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value		$ 0			¥ 982	¥ 0